Royalty, stream and working interests - Royalties, Streams and Working Interests (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	$ 4,423.8	$ 4,797.8	$ 4,555.6
Royalty, stream and working interest, net depletable	3,430.1	3,743.8
Royalty, stream and working interest, net non-depletable	993.7	1,054.0
Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	7,397.4	7,407.8
Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(2,705.9)	(2,610.0)
Impairment
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(267.7)
Mineral Royalties
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	405.6	415.6	450.1
Mineral Royalties | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	1,038.0	1,035.7
Mineral Royalties | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(632.4)	(620.1)
Streams
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	2,727.4	2,804.0	2,967.6
Streams | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	4,349.9	4,346.3
Streams | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(1,622.5)	(1,542.3)
Energy
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	1,070.5	1,353.6	966.6
Energy | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	1,745.0	1,756.4
Energy | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(406.8)	(402.8)
Energy | Impairment
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(267.7)
Advanced
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	167.7	170.9	129.8
Advanced | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	199.8	203.2
Advanced | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(32.1)	(32.3)
Exploration
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	52.6	53.7	$ 41.5
Exploration | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	64.7	66.2
Exploration | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	$ (12.1)	$ (12.5)